Staff costs (Details 1) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Average number of staff employee	85	84	74
Research and Development [Member]
Statement Line Items [Line Items]
Average number of staff employee	62	57	45
General and Administrative [Member]
Statement Line Items [Line Items]
Average number of staff employee	17	19	22
Sales and Marketing [Member]
Statement Line Items [Line Items]
Average number of staff employee	6	8	7